Income Taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Taxes
27. Income Taxes
The effective income tax rate for continuing operations in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31
	2019	2018
	%	%

Income tax expense at statutory Canadian rates	27.0	27.1
Increase (decrease) resulting from:
Rate differential on foreign income	2.2	(3.1)
Non-deductible expenses and non-taxable income	0.7	0.8
Unrecognized tax losses and temporary differences	0.6	2.0
Transition tax related to US tax reform	0.4	(4.4)
Research and development and other tax credits	(1.0)	(0.7)
Other	(3.1)	2.6

	26.8	24.3
Major components of current income tax expense from continuing operations are as follows:

	For the year ended December 31
	2019	2018
	$	$

Ongoing operations	54.9	64.5
Transition tax related to US tax reform	1.1	(10.0)

Total current income tax expense	56.0	54.5
Major components of deferred income tax expense from continuing operations are as follows:

	For the year ended December 31
	2019	2018
	$	$

Origination and reversal of timing differences	12.9	(1.9)
Unrecognized tax losses and temporary differences	7.8	2.7
Change of tax rates	(1.0)	(0.1)
Recovery arising from previously unrecognized tax assets	(4.6)	(0.2)

Total deferred income tax expense	15.1	0.5

Significant components of net deferred income tax assets (liabilities) are as follows:
	December 31 2019 $	December 31 2018 $

Deferred income tax assets (liabilities)

Lease liabilities	162.0	-
Differences in timing of taxability of revenue and deductibility of expenses	16.2	33.4
Loss and tax credit carryforwards	11.4	16.7
Employee defined benefit plan	8.5	7.7
Other	1.1	2.5
Carrying value of property and equipment in excess of tax cost	(22.7)	(7.3)
Carrying value of intangible assets in excess of tax cost	(90.1)	(86.1)
Lease assets	(127.7)	-

	(41.3)	(33.1)

The following is a reconciliation of net deferred tax assets (liabilities):

	December 31 2019 $	December 31 2018 $

Balance, beginning of the year	(33.1)	(31.4)
Impact of IFRS 16 in 2019 and IFRS 15 and IFRS 9 in 2018	11.5	6.7

January 1, 2019	(21.6)	(24.7)
Discontinued operations	-	(8.6)
Tax effect on other comprehensive (loss) income	4.0	2.0
Impact of foreign exchange	0.8	(2.3)
Other	0.2	(0.1)
Deferred taxes acquired through business combinations	(9.6)	(0.7)
Tax (expense) recovery during the year recognized in net income	(15.1)	1.3

Balance, end of the year	(41.3)	(33.1)

At December 31, 2019, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements, except as noted below.

	December 31 2019 $	December 31 2018 $

Deductible temporary differences	9.2	13.0

Non-capital tax losses:
Expire (2020 to 2039)	37.8	27.4
Never expire	71.2	73.4
	109.0	100.8

Capital tax losses:
Never expire	6.8	9.3

	125.0	123.1
Deferred tax assets have not been recognized in respect of these temporary differences and losses because they are restricted to certain jurisdictions and cannot be used elsewhere in the Company at this time.

United States tax reform
In 2017 ,the United States enacted tax reform legislation through the Tax Cuts and Jobs Act by introducing a new Code Section 965, which imposed a one-time
transition tax on deemed mandatory repatriation of earnings. As such, in 2017 the Company recorded a one-time
transition tax of $31.2 and realized a recovery of $12.6 on remeasurement of deferred tax assets and liabilities using the substantively enacted federal tax rate of 21.0%. Proposed section 965 regulations issued resulted in a tax recovery of $10.0 in 2018 and final regulations released recognized an additional transition tax expense of $1.1 in 2019.
The Company will continue to monitor for new interpretation and guidance issued by the US Treasury Department, the IRS, and state taxing authorities. The Company also continues to assess other areas of the Tax Act for significant impacts on its estimated average annual effective tax rate and accounting policies, such as the base erosion anti-abuse tax, limitations on interest expense deductions, foreign-derived intangible income deduction, and tax on global intangible low-taxed
income. At December 31, 2019, the Company has incorporated the relevant Tax Act items into its provision calculation.